Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
(8)	Property, Plant and Equipment

	March 31, 2015	September 30, 2014
	(In thousands)
Leasehold improvements	$12,572	$12,628
Equipment and software	34,355	34,343

Total cost	46,927	46,971
Less: accumulated depreciation and amortization	(40,636)	(39,905)

Net Property, Plant and Equipment	$6,291	$7,066

Depreciation for fixed assets and leasehold amortization expense was approximately $1.3 million and $1.5 million for the six months ended March 31, 2015 and 2014, which is recorded within operating expenses in the consolidated statement of operations and comprehensive loss.

(8)	Property, Plant and Equipment

	September 30,
	2014	2013
	(In thousands)
Leasehold improvements	$12,628	$12,984
Equipment and software	34,343	35,203

Total cost	46,971	48,187
Less: accumulated depreciation and amortization	(39,905)	(38,519)

Net Property, Plant and Equipment	$7,066	$9,668

Depreciation and leasehold amortization expense for fixed assets was approximately $2.8 million, $3.3 million, and $4.3 million for the years ended September 30, 2014, 2013, and 2012, which is recorded within operating expenses in the consolidated statement of operations and comprehensive loss.